Revenues from Contracts with Customers - Narrative (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
LNG Volume, Purchase Price Percentage of Henry Hub			115.00%
LNG [Member]
Disaggregation of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage	37.00%	53.00%	52.00%	57.00%
LNG—affiliate [Member]
Disaggregation of Revenue [Line Items]
Revenue, Variable Consideration Received From Customers, Percentage			100.00%	100.00%